Segment Reporting - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Total revenue	$ 7,220,429	$ 3,781,134
Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,368,301	1,985,095
United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,830,467	1,777,133
Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue	21,661	18,906
Operating Segments | Package and Courier
Disclosure Of Geographical Areas [Line Items]
Total revenue	641,449	529,155
Operating Segments | Package and Courier | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	641,449	529,155
Operating Segments | Less-Than-Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,815,390	589,235
Operating Segments | Less-Than-Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	576,311	517,199
Operating Segments | Less-Than-Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,239,079	72,036
Operating Segments | Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,162,752	1,748,359
Operating Segments | Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	912,166	725,347
Operating Segments | Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,250,586	1,023,012
Operating Segments | Logistics
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,662,072	945,130
Operating Segments | Logistics | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	269,568	239,413
Operating Segments | Logistics | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,370,843	686,811
Operating Segments | Logistics | Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue	21,661	18,906
Eliminations
Disclosure Of Geographical Areas [Line Items]
Total revenue	(61,234)	(30,745)
Eliminations | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue	(31,193)	(26,019)
Eliminations | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue	$ (30,041)	$ (4,726)